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US Legal Services

Maria Stewart

Paralegal

(860) 723-2234

Fax: (860) 723-2215

November 29, 2005	BY EDGARLINK

Securities and Exchange Commission

100 F Street

Washington, DC 20549

Attention: Filing Desk

Re: ReliaStar Life Insurance Company and its Separate Account N

Prospectus Title: Advantage CenturySM Annuity

File Nos.: 333-100207 and 811-09002

Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the supplements to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 ("Amendment No. 10") for Separate Account N of ReliaStar Life Insurance Company that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Amendment No. 10 which was declared effective on November 23, 2005. The text of Amendment No. 10 was filed electronically on November 23, 2005.

If you have any questions regarding this submission please call the undersigned at (860) 723-2234.

Sincerely,

/s/ Maria Stewart

Maria Stewart

Hartford Site	ING North America Insurance Corporation

151 Farmington Avenue, TS31

Hartford, CT 06156-8975